Goodwill and intangible assets	12 Months Ended
Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets
9.	Goodwill and intangible assets

Intangible assets acquired during the fiscal year ended March 31, 2016 totaled 123,327 million yen, of which 123,300 million yen is subject to amortization and are comprised of the following:

	Intangible assets acquired during the fiscal year	Weighted-average amortization period
	Yen in millions	Years
Patent rights, know-how and license agreements	29,175	7
Software to be sold, leased or otherwise marketed	18,182	3
Internal-use software	52,067	5
Other	23,876	9

In the fiscal year ended March 31, 2016, additions to internal-use software primarily related to the capitalization of new software across several business platforms.

Intangible assets subject to amortization are comprised of the following:

	Yen in millions
	March 31, 2015		March 31, 2016
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Patent rights, know-how and license agreements	304,686	(190,151)	337,675	(223,738)
Customer relationships	29,401	(6,677)	36,925	(12,531)
Trademarks	31,903	(13,054)	29,825	(12,979)
Software to be sold, leased or otherwise marketed	114,333	(84,640)	126,743	(94,009)
Internal-use software	451,738	(295,854)	448,109	(297,057)
Music catalogs	225,623	(88,816)	217,056	(91,303)
Artist contracts	32,387	(27,174)	31,923	(28,857)
Television carriage contracts (broadcasting agreements)	60,036	(11,272)	59,607	(15,563)
Other	68,897	(52,067)	59,218	(47,475)

Total	1,319,004	(769,705)	1,347,081	(823,512)

The aggregate amortization expense for intangible assets for the fiscal years ended March 31, 2014, 2015 and 2016 was 135,664 million yen, 132,228 million yen and 125,616 million yen, respectively. The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

Fiscal year ending March 31	Yen in millions
2017	103,098
2018	85,327
2019	55,786
2020	42,212
2021	31,455

Total carrying amount of intangible assets having an indefinite life are comprised of the following:

	Yen in millions
	March 31
	2015	2016
Trademarks	70,938	70,081
Distribution agreements	18,834	18,834
Other	3,290	3,270

Total	93,062	92,185

The changes in the carrying amount of goodwill by segment for the fiscal years ended March 31, 2015 and 2016 are as follows:

	Yen in millions
	Mobile Communications	Game & Network Services	Imaging Products & Solutions	Home Entertainment & Sound	Devices	Pictures	Music	Financial Services	All Other	Total
Balance, March 31, 2014:
Goodwill — gross	183,464	150,572	7,202	5,320	37,400	187,307	123,086	3,020	24,360	721,731
Accumulated impairments	—	—	(300)	(5,320)	—	—	(306)	(706)	(23,296)	(29,928)

Goodwill	183,464	150,572	6,902	—	37,400	187,307	122,780	2,314	1,064	691,803

Increase (decrease) due to:
Acquisitions*1	—	—	—	—	—	12,626	—	—	—	12,626
Sales and dispositions	—	(617)	—	—	—	(54)	(4)	—	—	(675)
Impairments	(176,045)	—	—	—	—	—	—	—	(1,090)	(177,135)
Translation adjustments	(4,134)	4,444	(16)	—	362	24,357	9,593	—	39	34,645
Other	1	—	—	—	—	3	—	—	(13)	(9)

Balance, March 31, 2015:
Goodwill — gross	179,331	154,399	7,186	5,320	37,762	224,239	132,675	3,020	24,386	768,318
Accumulated impairments	(176,045)	—	(300)	(5,320)	—	—	(306)	(706)	(24,386)	(207,063)

Goodwill	3,286	154,399	6,886	—	37,762	224,239	132,369	2,314	—	561,255

Increase (decrease) due to:
Acquisitions*2	—	—	1,589	—	20,634	12,082	38,487	—	—	72,792
Sales and dispositions	—	—	—	—	—	—	—	—	—	—
Impairments	—	—	—	—	—	—	—	—	—	—
Translation adjustments	—	(2,106)	(138)	—	(1,625)	(14,804)	(9,084)	—	—	(27,757)
Other	—	—	—	—	—	—	—	—	—	—

Balance, March 31, 2016:
Goodwill — gross	179,331	152,293	8,637	5,320	56,771	221,517	162,078	3,020	24,386	813,353
Accumulated impairments	(176,045)	—	(300)	(5,320)	—	—	(306)	(706)	(24,386)	(207,063)

Goodwill	3,286	152,293	8,337	—	56,771	221,517	161,772	2,314	—	606,290

Sony realigned its business segments during the fiscal year ended March 31, 2016. In connection with these realignments, the operations of So-net Corporation and its subsidiaries (“So-net”), which were included in All Other, are now included in the MC segment and the medical business, which was included in All Other, is now included in the IP&S segment. As part of these realignments, the carrying amounts of associated goodwill for So-net and the medical business have been reclassified for the fiscal years ended March 31, 2014 and March 31, 2015. Refer to Note 28.

*1	Acquisitions in the Pictures segment for the fiscal year ended March 31, 2015 mainly relate to the CSC Media Group Ltd. (“CSC Media Group”) acquisition. Refer to Note 24.

*2	Acquisitions for the fiscal year ended March 31, 2016 relate mainly to the Altair Semiconductor Ltd. (“Altair”) acquisition in the Devices segment, and the Orchard Media, Inc. (“The Orchard”) acquisition in the Music segment. Refer to Note 24.

Impairment of goodwill related to mobile communications business -

During the fiscal year ended March 31, 2015, Sony recorded an impairment charge of 176,045 million yen in the MC segment. The goodwill impairment reflects a revision in the strategy for the MC business to concentrate on its premium lineup and reduce the number of models in the mid-range lineup as well as concentrating on certain selected markets due to continued increasingly competitive markets in various geographical areas, primarily resulting from rapid growth by Chinese smartphone competitors. The impairment charge is included in other operating expenses, net in the consolidated statements of income, and is recorded entirely within the MC segment. Refer to Note 13.

In conjunction with Sony’s review for goodwill impairment, Sony also assessed whether the carrying amount of any of the tangible or definite-lived intangible assets of the MC segment was recoverable. As a result of the assessment, Sony determined that there were no tangible or definite-lived intangible assets within the MC segment that were impaired.